Revenues from Contracts with Customers (Tables)	9 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the nine and three months ended December 31, 2019 and 2020 are as follows;

	Millions of yen	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Revenues from contracts with customers	¥866,201	¥781,423
Other revenues *	851,584	884,271

Total revenues	¥1,717,785	¥1,665,694

	Millions of yen	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Revenues from contracts with customers	¥289,145	¥275,680
Other revenues *	293,195	305,276

Total revenues	¥582,340	¥580,956

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2020 and December 31, 2020.

	Millions of yen
	March 31, 2020	December 31, 2020
Trade Notes, Accounts and Other Receivable	¥165,676	¥179,051
Contract assets (Included in Other Assets)	3,811	7,186
Contract liabilities (Included in Other Liabilities)	32,805	32,570